Defined benefit plans - Net Defined Benefit Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net pension liabilities	$ 2,110	$ 3,190	$ 3,557
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net liability arising from defined benefit obligation	16,215	14,766	11,848	$ 5,841
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net liability arising from defined benefit obligation	$ (14,105)	$ (11,576)	$ (8,291)	$ (3,858)